UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited)

December 31, 2013

				Redemptions	Redemption
Investments in Underlying Funds (105.31%)	Shares	Cost	Fair Value	Permitted	Notice Period
Event Driven (15.85%)
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	1,719	$1,775,000	$2,361,102	Quarterly [c,e]	90 Days
Roystone Capital Offshore Fund Ltd., Class A [a,b]	1,250	1,250,000	1,304,215	Quarterly [c]	90 Days
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	320	3,200,000	3,991,432	Annually [d,e]	90 Days
Total Event Driven			7,656,749

Global Macro (14.26%)
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	25,582	2,800,000	3,656,721	Semi-annually	60 Days
Kepos Alpha Fund Ltd., Class A-R [a,b]	1,657	1,650,000	1,651,679	Quarterly [j]	65 Days
Meru Cayman HFF, Ltd., Class A [a,b]	1,475	1,475,000	1,580,304	Quarterly [i]	45 Days [i]
Total Global Macro			6,888,704

Hedged Equity (28.04%)
Black Diamond Thematic Ltd., Series A [a,b]	16,000	1,600,000	1,566,275	Quarterly	60 Days
Criterion Capital Partners, Ltd., Class A1 [a,b]	14,000	1,400,000	1,608,706	Monthly	45 Days
Hirzel Capital Fund (Offshore), Ltd., Class A a,b	1,500	1,500,000	1,564,740	Quarterly [d,e]	45 Days
JAT Capital Offshore Fund, Ltd., Series A1 [a,b]	1,467	1,875,000	2,207,726	Quarterly [d]	45 Days
MW Global Opportunities Fund, Class B [a,b]	12,305	1,500,000	1,540,943	Monthly	30 Days
Third Point Ultra, Ltd., Class C [a,b]	1,760	1,760,000	2,824,277	Quarterly [d]	60 Days
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	1,139	1,875,000	2,228,826	Quarterly [d]	60 Days
Total Hedged Equity			13,541,493

Relative Value (47.16%)
Blue Mountain Credit Alternatives Fund Ltd., Class S [a,b]	16,508	1,600,000	1,781,025	Quarterly [c]	90 Days
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,603	3,611,484	4,800,273	Quarterly	45 Days
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	N/Ah	923,000	957,241	Quarterly [d]	75 Days
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]	N/Ah	2,200,000	2,417,987	Quarterly [d]	75 Days
GSA Capital International Fund Ltd., Class A [a,b]	17,903	2,800,000	3,223,073	Quarterly	60 Days
Encompass Capital Fund Offshore Ltd., Class A [a,b]	800	800,000	788,130	Quarterly [c]	45 Days
Metacapital Mortgage Opportunities Fund, Ltd., Class E1 [a,b]	2,100	2,100,000	2,334,888	Quarterly [c]	60 Days
Millennium International, Ltd., Class EE [a,b]	2,248	2,400,000	2,798,909	Quarterly [c]	90 Days
OxAM Quant Fund (International) Limited, Series C a,b	968	1,800,000	1,795,822	Monthly [d,f]	30 Days
SPM Core Offshore Fund, Ltd., Tranche A [a,b]	621	1,800,000	1,878,829	Quarterly	60 Days
Total Relative Value			22,776,177
Total Investments in Underlying Funds (cost $43,694,484) (105.31%)			$50,863,123
Short-Term Investments (0.97%)
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% [g]		$468,454	$468,454
Total Short-Term Investments (cost $468,454) (0.97%)			$468,454

Total Investments (cost $44,162,938) (106.28%)			$51,331,577

Liabilities less other assets (-6.28%)			(3,031,550)
Net Assets - 100.00%			$48,300,027
a	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 8% - 25% of the fair value of the investment in the Underlying Fund.
[e]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment.
[f]	Withdrawals from the Underlying Fund are permitted after a six month lock-up period from the date of the initial investment.
[g]	The rate shown is the annualized 7-day yield as of December 31, 2013.
[h]	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
[i]	The redemption notice period will change from 15 days to 45 days after the one-year anniversary. Redemption frequency will change from monthly to quarterly after the one-year anniversary.
j	In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Underlying Fund at a limited amount of 33% of the net asset value held

The Aetna Multi-Strategy 1099 Fund (the “Fund”) invests its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”). The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

The valuations of investments in Underlying Funds are supported by information received from the Underlying Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily, as a practical expedient, will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Underlying Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, Aetna Capital Management, LLC (the “Investment Manager”) and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, for Underlying Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

Investments	Level 1	Level 2	Level 3	Total
Underlying Funds
Event-Driven	$-	$761,331	$6,895,418	$7,656,749
Global Macro	-	3,231,983	3,656,721	6,888,704
Hedged Equity	-	11,976,753	1,564,740	13,541,493
Relative Value	-	16,998,963	5,777,214	22,776,177
Cash Equivalents	468,454	-	-	468,454
Total	$468,454	$32,969,030	$17,894,093	$51,331,577

The Investment Manager generally categorizes the investment strategies of the Underlying Funds into four broad investment strategy categories. Event-driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations, and share buybacks. A global asset allocation or global macro strategy seeks to dynamically allocate capital to relatively short-term trading opportunities around the world. A long/short equity or hedged equity strategy utilizes stock selection skills to identify companies that have the potential to perform well and those that are expected to do poorly. This strategy is intended to generate strong returns during rising equity markets and reduce losses during falling equity markets. Relative value investment strategies attempt to profit from pricing inefficiencies between related securities in various financial markets, including stocks, bonds, commodities, and futures.

The Underlying Funds compensate their respective Underlying Fund Managers through management fees ranging from 1.5% to 5.0% annually of shareholders’ capital and incentive allocations typically ranging between 10% and 25% of profits, subject to loss carryforward provisions, as defined in the respective Underlying Funds’ agreements.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in accounting principles generally accepted in the United States (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Underlying Funds held by the Fund as of December 31, 2013:

Investments	Fair Value as of 12/31/13	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Underlying Funds
Event Driven	$6,895,418	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Global Macro	3,656,721	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Hedged Equity	1,564,740	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Relative Value	5,777,214	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$17,894,093

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Underlying Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Underlying Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Underlying Fund is not being valued at fair value by the Underlying Fund.

The following is a roll-forward reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Underlying Funds
Balance as of April 1, 2013	$16,196,163
Gross Purchases	4,237,500
Gross Sales	(1,613,372)
Net Realized Gain/(Loss)	87,446
Change in Unrealized Appreciation/Depreciation	1,217,455
Transfers out of Level 3	(2,231,099)
Balance as of December 31, 2013	$17,894,093

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2013 relating to investments in Level 3 assets still held at December 31, 2013 is $1,284,557.

During the period ended December 31, 2013 the Fund did not have any significant transfers between level 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period. Transfer between levels 2 and 3 will generally relate to a change in the liquidity restrictions of the Underlying Funds

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$253,456
Gross unrealized depreciation	(308,770)
Net unrealized appreciation (depreciation)	$(55,314)

Tax cost	$45,723,056

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetna Multi-Strategy 1099 Fund

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	March 3, 2014

By (Signature and Title)*	/s/ Brett Esterson
Brett Esterson, Treasurer
(Principal Financial Officer)

Date	March 3, 2014

* Print the name and title of each signing officer under his or her signature.